THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

400 ROBERT STREET NORTH
ST. PAUL, MN  55101-2098
PH 612/298-3500


                                                                MINNESOTA MUTUAL

February 4, 1997



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC  20549


Re:  MIMLIC Series Fund, Inc.
       File Number 2-96990


Gentlepersons:

In accordance with Rule 497(j), please accept this filing in lieu of a definitive filing under Rule 497(c). On behalf of the Registrant named above I hereby certify that:

     (a) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) in respect of the above-referenced Registration Statement as most recently amended, effective on January 27, 1997, would not have differed from that contained in that amended Registration Statement; and

     (b) that the text of that amended Registration Statement, described above, was filed electronically.

Sincerely,



Donald F. Gruber
Secretary
MIMLIC Series Fund, Inc.